FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Carrying Value and Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes receivable—related party	$ 55,251	$ 0
Current portion of long-term debt	(13,750)	(13,750)
Long-term debt, net	(231,946)	(244,971)
Long-term debt—related party	0	(2,500)
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes receivable—related party	55,251	0
Current portion of long-term debt	(13,750)	(13,750)
Long-term debt, net	(231,946)	(244,971)
Long-term debt—related party	0	(2,500)
Unamortized original issue discount and debt issuance costs	1,800	2,500
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes receivable—related party	55,251	0
Current portion of long-term debt	(13,681)	(12,753)
Long-term debt, net	(232,581)	(229,556)
Long-term debt—related party	$ 0	$ (2,529)